Insurance - Summary of Types of Insurance Coverage (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Industrial complex and administrative sites [member]
Disclosure of types of insurance contracts [line items]
Type of coverage	Any damages to buildings, facilities, inventories, and machinery and equipment
Amount insured	R$ 3,062,806	R$ 2,322,801
Vehicles [member]
Disclosure of types of insurance contracts [line items]
Type of coverage	Fire, theft and collision for the Company and subsidiaries vehicles
Amount insured	R$ 232,459	212,027
Loss of profits [member]
Disclosure of types of insurance contracts [line items]
Type of coverage	No loss of profits due to material damages to facilities buildings and production machinery and equipment
Amount insured	R$ 1,894,813	1,582,000
Transport [member]
Disclosure of types of insurance contracts [line items]
Type of coverage	Damages to products in transit
Amount insured	R$ 46,019	32,309
Civil liability [member]
Disclosure of types of insurance contracts [line items]
Type of coverage	Protection against error or complaints in the exercise of professional activity that affect third parties
Amount insured	R$ 730,740	532,510
Environmental liability [member]
Disclosure of types of insurance contracts [line items]
Type of coverage	Protection against environmental accidents that may result in environmental lawsuits
Amount insured	R$ 30,000	R$ 30,000